Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	$ 13,780,612
Payables	52,202,821	$ 58,767,584
Guarantee deposits	41,599,386	30,757,001
Bonds payable	40,232,586	23,809,420
Long-term loans	25,290,536	22,501,470
Lease liabilities	6,897,571	7,388,213
Other financial liabilities		21,541,642
Total	180,003,512	164,765,330
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	13,780,612
Payables	52,202,821	58,767,584
Guarantee deposits	1,476,430	238,416
Bonds payable	14,797,772	322,155
Long-term loans	2,872,168	3,246,153
Lease liabilities	649,879	658,092
Other financial liabilities		17,233,129
Total	85,779,682	80,465,529
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0
Payables	0	0
Guarantee deposits	3,556,179	3,867,087
Bonds payable	10,980,506	8,742,481
Long-term loans	14,406,101	8,425,744
Lease liabilities	1,311,239	1,222,822
Other financial liabilities		4,308,513
Total	30,254,025	26,566,647
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0
Payables	0	0
Guarantee deposits	25,955,654	169,419
Bonds payable	12,321,345	10,593,656
Long-term loans	5,071,743	7,798,280
Lease liabilities	1,223,724	1,207,385
Other financial liabilities		0
Total	44,572,466	19,768,740
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0
Payables	0	0
Guarantee deposits	10,611,123	26,482,079
Bonds payable	2,132,963	4,151,128
Long-term loans	2,940,524	3,031,293
Lease liabilities	3,712,729	4,299,914
Other financial liabilities		0
Total	$ 19,397,339	$ 37,964,414